Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (9,115)	$ (7,841)	$ (18,917)	$ (7,081)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss on investments			(16)	(2)
Non-cash interest expense		362	362	620
Stock-based compensation expense	2,094	721	2,897	377
Common stock issued for services		1,561	1,561	1,228
Depreciation and amortization	60	29	78	2
Loss on write-off of fixed assets			77
Amortization of operating right-of-use asset	111	103	211	112
Increase (decrease) in cash resulting from changes in:
Accounts receivable	(373)	1	(152)	(61)
Inventory	(155)	(440)	(227)	(145)
Prepaid expenses and other assets	(325)	(62)	(57)	(130)
Accounts payable	362	(133)	72	444
Accrued expenses	698	569	2,288	426
Operating lease liability	(109)	(97)	(202)	(82)
Net cash used in operating activities	(6,752)	(5,227)	(12,025)	(4,292)
Cash Flows from Investing Activities
Sales of short-term investments	6,503	4,404	8,079
Purchases of short-term investments	(493)	(8,141)	(10,116)	(4,402)
Purchases of fixed assets	(212)	(169)
Purchases of property and equipment			(847)	(102)
Net cash provided by (used in) investing activities	5,798	(3,906)	(2,884)	(4,504)
Cash Flows from Financing Activities
Proceeds from issuance of common stock and warrants, net of issuance costs	4,808	14,139	14,139
Proceeds from issuance of convertible notes payable				12,072
Repayment of notes payable				(245)
Debt issuance costs				(71)
Deferred offering costs	(143)		(25)	(287)
Net cash provided by financing activities	4,665	14,139	14,114	11,469
Effect of foreign currency translation on cash flow	12	(48)	7	(2)
Net Increase in Cash and Cash Equivalents	3,723	4,958	(788)	2,671
Cash and Cash Equivalents at Beginning of Period	2,129	2,917	2,917	246
Cash and Cash Equivalents at End of Period	5,852	7,875	2,129	2,917
Cash at End of Period			480	616
Cash Equivalents at End of Period			1,649	2,301
Cash paid during the year for:
Interest				1
Income taxes				1
Non-cash investment and financing activities:
Common stock issued upon conversion of preferred stock		13,639	13,639
Common stock issued upon conversion of debt		$ 13,868	13,868
Right-of-use assets obtained in exchange for lease liability				1,195
Conversion of trade payable to law firm to note payable				$ 556